MORGAN STANLEY DEAN
      WITTER AGGRESSIVE EQUITY
      FUND Two World Trade
      Center
                  New York, New

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October 4, 2000








Securities and
Exchange Commission
450 Fifth Street,
N.W. Washington,
D.C.  20549
Re: Morgan Stanley Dean Witter
Aggressive Equity Fund
     File #811-8471
     Rule 497(j) Filing

Dear Sir/Madam:

  On behalf of the Registrant, the
undersigned certifies that  the
form  of Prospectus and Statement
of  Additional Information that
would have been filed under Section
497(c) would not have differed from
those contained in the text  of the
Registrant's most recent
registration statement that was
filed  electronically  via EDGAR
with  the Securities  and Exchange
Commission on September 27, 2000.
                                        Very

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Todd Lebo

Assistant Secretary









cc:
Barry
Fink
Esq.






Larry


Greene